Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2015	Dec. 31, 2014
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	14,508,177	4,944,000
Common stock, shares outstanding	10,317,000	411,000
Common stock, shares repurchase	4,191,000	4,533,000
Scenario, Previously Reported [Member]
Common stock, par value		$ 0.0001
Common stock, shares authorized		25,000,000
Common stock, shares issued		4,943,500
Common stock, shares outstanding		410,626
Common stock, shares repurchase		4,532,874